Debt - Debt Outstanding (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Senior secured debt, net	$ 50,719	$ 63,093	$ 47,704
Issuance costs	(228)	(301)
Other note payable, net	5,103	6,014	5,141
Total debt	55,822	69,107	52,845
Total debt, short-term		69,107	52,845
Total debt, long-term	55,822
Total debt	55,822	69,107	52,845
Senior Notes [Member]
Debt Instrument [Line Items]
Senior secured debt, net	50,000	50,000	45,209
Prepayment Fee [Member]
Debt Instrument [Line Items]
Senior secured debt, net		2,438
Payment in Kind (PIK) Note [Member]
Debt Instrument [Line Items]
Senior secured debt, net	947	10,956	2,495
Other note payable, net	103	1,804	1,046
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Other note payable, net	$ 5,000	4,210	$ 4,095
Scenario, Previously Reported [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Senior secured debt, net		$ 49,699